Other Financial Assets - Summary of Credit Rating Quality Analysis of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other financial assets [line items]
Other financial assets	$ 10,915,334	$ 13,918,651
Debtors forSaleof Foreign Currency [Member]
Disclosure of other financial assets [line items]
Other financial assets	79,227
Debtors for Cash sale of Government Securities to be Settled [Member]
Disclosure of other financial assets [line items]
Other financial assets	179,091
Sundry debtors [member]
Disclosure of other financial assets [line items]
Other financial assets	4,508,212
Mutual funds [member]
Disclosure of other financial assets [line items]
Other financial assets	4,987,105
Premiums From Financial Guarantee Contracts [Member]
Disclosure of other financial assets [line items]
Other financial assets	643,334
Other [member]
Disclosure of other financial assets [line items]
Other financial assets	518,365
Accumulated impairment [member] | Sundry debtors [member]
Disclosure of other financial assets [line items]
Other financial assets	(115,989)
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Debtors forSaleof Foreign Currency [Member]
Disclosure of other financial assets [line items]
Other financial assets	79,227
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Debtors for Cash sale of Government Securities to be Settled [Member]
Disclosure of other financial assets [line items]
Other financial assets	179,091
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Sundry debtors [member]
Disclosure of other financial assets [line items]
Other financial assets	4,509,961
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Mutual funds [member]
Disclosure of other financial assets [line items]
Other financial assets	4,987,105
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Premiums From Financial Guarantee Contracts [Member]
Disclosure of other financial assets [line items]
Other financial assets	643,334
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Other [member]
Disclosure of other financial assets [line items]
Other financial assets	518,365
Financial assets impaired [member] | Gross carrying amount [member] | Sundry debtors [member]
Disclosure of other financial assets [line items]
Other financial assets	$ 114,240